Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2016
Summary of significant accounting policies
Schedule of estimated useful lives of property, plant and equipment
Depreciation are computed using the straight-line method with no residual value based on the estimated useful lives of the various classes of assets, which range as follows:

Computers and servers	3 – 5 years
Motor vehicles	5 years
Furniture and fixtures	3 – 5 years
Leasehold improvements	shorter of remaining lease period or estimated useful life

Schedule of estimated useful lives of intangible assets
Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Purchased software	5 - 10 years
Digital Sales Assistant system	10 years
Domain names	10 years
Contract backlog	1.1 - 1.25 years
Brand name	10.1 - 15.25 years
Customer relationship	6 - 15.25 years
Business cooperation (Note 5)	5 years
Others	5 - 10 years
Trademark and lifetime membership	Indefinite